Organization - Schedule of Subsidiaries of Company (Detail) (Subsidiaries [Member])	12 Months Ended
Dec. 31, 2013
Cheerbright International Holdings, Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 13, 2006
Place of incorporation	British Virgin Islands
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Autohome (Hong Kong) Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 16, 2012
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Autohome Media Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2013
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Beijing Cheerbright Technology Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 01, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of technical and consulting services
Autohome Shanghai Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 29, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Beijing Autohome Software Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Beijing Autohome Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Beijing Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 25, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services